FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

FISERV 401(k) SAVINGS PLAN

FORM 5500, SCHEDULE H, PART IV, LINE 4i —
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN: 39-1833695 Plan: 004
AS OF DECEMBER 31, 2025
(In thousands)
(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(e) Current Value
Registered Investment Companies:
Baird	Core Plus Bond Fund	$76,604
	Total Registered Investment Companies	76,604

Collective Investment Trusts:
Vanguard Fiduciary Trust Company
	Vanguard Target Retirement Income Trust Select	66,432
	Vanguard Target Retirement Trust Select 2020	156,909
	Vanguard Target Retirement Trust Select 2025	335,547
	Vanguard Target Retirement Trust Select 2030	650,967
	Vanguard Target Retirement Trust Select 2035	652,284
	Vanguard Target Retirement Trust Select 2040	545,668
	Vanguard Target Retirement Trust Select 2045	329,740
	Vanguard Target Retirement Trust Select 2050	248,585
	Vanguard Target Retirement Trust Select 2055	137,452
	Vanguard Target Retirement Trust Select 2060	80,492
	Vanguard Target Retirement Trust Select 2065	49,138
	Vanguard Target Retirement Trust Select 2070	7,753
	Vanguard Institutional 500 Index B Trust	970,442
	Vanguard Institutional Extended Market Index B Trust	178,969
	Vanguard Institutional Total Bond Market Index B Trust	113,999
	Vanguard Institutional International Market Index B Trust	177,914
State Street Investment Management
	State Street Real Asset Fund C Trust	2,802
	Total Collective Investment Trusts	4,705,093

FISERV 401(k) SAVINGS PLAN

FORM 5500, SCHEDULE H, PART IV, LINE 4i —
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN: 39-1833695 Plan: 004
AS OF DECEMBER 31, 2025
(In thousands)
(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(e) Current Value
Stable Value Fund:
Standish Mellon
	BlackRock Government Short-Term Investment Fund	4,404

	Separate Account GICs:
	New York Life Insurance Company Pooled Separate Account No. 45-003	22,553

	Total Separate Account GICs	22,553

	Constant Duration SGICs:
	BlackRock Asset-Back Securities Index Fund	21,042
	Corporate Bond Funds
	BlackRock 1-3 Year Credit Bond Index Fund	15,330
	BlackRock Intermediate Term Credit Bond Index Fund	30,036
		45,366
	Government Bond Funds
	BlackRock 1-3 Year Government Bond Index Fund	22,271
	BlackRock Intermediate Government Bond Index Fund	8,315
		30,586
	Mortgage-backed Securities Funds
	BlackRock Commercial Mortgage-Backed Sec. Index Fund	8,218
	BlackRock Mortgage-backed Sec. Index Fund	26,260
		34,478
	Intermediate Aggregate Fixed Income Funds
	Prudential Trust Company Intermediate Aggregate Fixed Income Fund	38,264

	Total Constant Duration SGICs	169,736

	Fixed Maturity SGICs:
	Cash	832
	US Treasury T 4 01/15/27 4.00% Expected Maturity 1/15/2027	2,152
	US Treasury T 4 1/8 11/15/27 4.13% Expected Maturity 11/15/2027	1,210
	AmEx Crdt Acct Mst Trust AMXCA 2025-1 A 4.56% Expected Maturity 12/15/2027	507
	AmEx Crdt Acct Mst Trust AMXCA 2025-2 A 4.28% Expected Maturity 4/17/2028	459
	Carmax Auto Owners Trust CARMX 2024-1 A3 4.92% Expected Maturity 7/15/2027	145
	World Omni Auto Rec WOART 2024-A A3 5.16% Expected Maturity 6/15/2027	520

FISERV 401(k) SAVINGS PLAN

FORM 5500, SCHEDULE H, PART IV, LINE 4i —
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN: 39-1833695 Plan: 004
AS OF DECEMBER 31, 2025
(In thousands)
(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(e) Current Value
	Honda Auto Rec Ownr Trust HAROT 2024-1 A3 5.21% Expected Maturity 5/17/2027	381
	GM Financial Auto Leasing GMALT 2024-2 A3 5.39% Expected Maturity 9/21/2026	282
	BMW Vehicle Owner Trust BMWOT 2024-A A3 5.18% Expected Maturity 11/26/2027	310
	Carmax Auto Owners Trust CARMX 2024-3 A3 4.89% Expected Maturity 3/15/2028	150
	GM Financial Securitized GMCAR 2025-1 A3 4.62% Expected Maturity 10/18/2027	106
	Mercedes-Benz Auto MBART 2025-1 A3 4.78% Expected Maturity 2/15/2028	127
	John Deere Owner Trust JDOT 2022-B A3 3.74% Expected Maturity 4/15/2026	39
	Case New Holland CNH 2024-A A3 4.77% Expected Maturity 1/18/2028	245
	Daimler Trucks Retl Trust DTRT 2024-1 A3 5.49% Expected Maturity 3/15/2027	100
	Case New Holland CNH 2024-B A3 5.19% Expected Maturity 4/17/2028	321
	John Deere Owner Trust JDOT 2024-C A3 4.06% Expected Maturity 4/17/2028	393
	Case New Holland CNH 2024-C A3 4.03% Expected Maturity 6/15/2028	381
	Case New Holland CNH 2025-A A3 4.36% Expected Maturity 4/16/2029	424
	PG&E Recovery Fund LLC PCG 4.838 06/01/33 4.84% Expected Maturity 6/1/2033	309
	Fannie Mae FNR 2018-58 P 4.00% Expected Maturity 3/25/2031	334
	Fannie Mae FNR 2016-95 UG 2.75% Expected Maturity 1/26/2032	307
	Fannie Mae FNR 2021-45 EA 2.50% Expected Maturity 12/26/2030	585
	Fannie Mae FNR 2021-54 CA 2.50% Expected Maturity 3/25/2031	310
	Fannie Mae FNR 2022-13 MA 3.00% Expected Maturity 11/26/2032	542
	Fannie Mae FNR 2024-73 PA 5.00% Expected Maturity 3/27/2028	783
	Fannie Mae FNR 2019-14 DA 4.00% Expected Maturity 6/27/2033	465
	Freddie Mac FHR 5020 XA 2.00% Expected Maturity 4/26/2032	298
	Freddie Mac FHR 4571 CA 2.50% Expected Maturity 9/15/2028	135
	Freddie Mac FHR 4821 NY 4.00% Expected Maturity 7/16/2029	102
	Freddie Mac FHR 5081 NH 2.00% Expected Maturity 1/26/2032	639
	Freddie Mac FHR 5156 HB 1.25% Expected Maturity 3/15/2032	374
	Freddie Mac FHR 4060 HC 3.00% Expected Maturity 2/15/2029	248
	Freddie Mac FHR 5460 PD 4.75% Expected Maturity 4/25/2029	729
	Freddie Mac FHR 4533 AB 3.00% Expected Maturity 10/15/2032	668
	Freddie Mac FHR 5398 LV 5.50% Expected Maturity 12/27/2033	474
	Govt Natl Mortgage Assoc GNR 2012-6 LH 3.50% Expected Maturity 12/16/2026	17
	Govt Natl Mortgage Assoc GNR 2020-78 HL 1.00% Expected Maturity 8/16/2028	43
	Govt Natl Mortgage Assoc GNR 2021-78 D 2.50% Expected Maturity 2/22/2033	606
	Govt Natl Mortgage Assoc GNR 2021-137 KA 2.50% Expected Maturity 2/22/2033	339
	Govt Natl Mortgage Assoc GNR 2013-22 AP 2.50% Expected Maturity 8/20/2030	536

FISERV 401(k) SAVINGS PLAN

FORM 5500, SCHEDULE H, PART IV, LINE 4i —
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN: 39-1833695 Plan: 004
AS OF DECEMBER 31, 2025
(In thousands)
(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(e) Current Value
	Govt Natl Mortgage Assoc GNR 2022-76 AB 4.00% Expected Maturity 2/20/2031	628
	Govt Natl Mortgage Assoc GNR 2022-180 DA 5.00% Expected Maturity 9/22/2031	338
	Govt Natl Mortgage Assoc GNR 2022-99 PA 4.00% Expected Maturity 11/20/2030	513
	BANK BANK 2018-BN14 A2 4.13% Expected Maturity 5/15/2028	131
	Citi/Deutsche Comm Mtge CD 2016-CD1 ASB 2.62% Expected Maturity 7/10/2026	444
	BMO Mortgage Trust BMO 2022-C3 A2 5.50% Expected Maturity 8/16/2027	403
	Deutsche Bank Comm Mtge DBJPM 2017-C6 A4 3.07% Expected Maturity 5/10/2027	522
	Barclays Comm Mort Sec BBCMS 2022-C18 A2 5.50% Expected Maturity 11/25/2027	573
	BANK5 BANK5 2024-5YR7 A3 5.77% Expected Maturity 6/15/2029	682
	Benchmark Mortgage Trust BMARK 2024-V9 A3 5.60% Expected Maturity 8/15/2029	642
	BANK5 BANK5 2025-5YR17 A2 4.75% Expected Maturity 8/15/2030	1,117
	World Omni Auto Rec WOART 2022-C A3 3.66% Expected Maturity 5/15/2026	18
	Nissan Auto Rec OT NAROT 2022-B A3 4.46% Expected Maturity 6/15/2026	29
	John Deere Owner Trust JDOT 2022-B A3 3.74% Expected Maturity 4/15/2026	20
	Case New Holland CNH 2022-B A3 3.89% Expected Maturity 8/17/2026	37
	Fannie Mae FNR 2018-58 P 4.00% Expected Maturity 3/25/2031	139
	Fannie Mae FNR 2021-54 CA 2.50% Expected Maturity 3/25/2031	196
	Fannie Mae FNR 2016-21 BV 3.00% Expected Maturity 10/25/2027	321
	Fannie Mae FNR 2022-54 DA 4.50% Expected Maturity 11/25/2030	223
	Freddie Mac FHR 5057 AB 2.50% Expected Maturity 10/25/2032	188
	Freddie Mac FHR 4569 A 2.50% Expected Maturity 11/15/2027	87
	Freddie Mac FHR 4821 NY 4.00% Expected Maturity 7/16/2029	165
	Freddie Mac FHR 5081 NH 2.00% Expected Maturity 1/26/2032	225
	Freddie Mac FHR 5254 A 4.50% Expected Maturity 12/26/2030	177
	Freddie Mac FHR 5263 EA 4.00% Expected Maturity 11/26/2029	279
	Govt Natl Mortgage Assoc GNR 2020-164 KP 1.75% Expected Maturity 2/20/2031	173
	Govt Natl Mortgage Assoc GNR 2021-8 TP 2.50% Expected Maturity 7/21/2036	184
	Govt Natl Mortgage Assoc GNR 2021-78 D 2.50% Expected Maturity 2/22/2033	289
	Govt Natl Mortgage Assoc GNR 2022-180 DA 5.00% Expected Maturity 9/22/2031	223
	Benchmark Mortgage Trust BMARK 2021-B26 A2 1.96% Expected Maturity 5/15/2026	294
	BMO Mortgage Trust BMO 2022-C3 A2 5.50% Expected Maturity 8/16/2027	180
	Citi/Deutsche Comm Mtge CD 2016-CD2 A3 3.25% Expected Maturity 10/13/2026	240
	Deutsche Bank Comm Mtge DBJPM 2017-C6 A4 3.07% Expected Maturity 5/10/2027	224
	Barclays Comm Mort Sec BBCMS 2022-C18 A2 5.50% Expected Maturity 11/15/2027	251
	BANK BANK 2023-BNK45 A2 5.66% Expected Maturity 1/18/2028	74

FISERV 401(k) SAVINGS PLAN

FORM 5500, SCHEDULE H, PART IV, LINE 4i —
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN: 39-1833695 Plan: 004
AS OF DECEMBER 31, 2025
(In thousands)
(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(e) Current Value

	Total Fixed Maturity SGICs	28,156

	Total Stable Value Fund	224,849

BlackRock Liquidity Fund	Money Market	3,563
*Fiserv Stock Fund:
*Fiserv, Inc. common stock	Company Stock Fund	56,051
The Vanguard Group	Money Market	186
*Self-Directed Brokerage Accounts		268,026
*Notes receivable from participants	Interest rates ranging from 4.25% to 10.50%, maturity dates through 2040	49,539

TOTAL ASSETS (HELD FOR INVESTMENT AT END OF YEAR)		$5,383,911

*Represents a party-in-interest
Cost information is not required for participant-directed investments and therefore is not included.